Going Concern and Management Plans	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management Plans

Note 2. Going Concern and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2017, the Company had working capital of $2.2 million and an accumulated deficit of $21.2 million. Since inception, the Company has recorded approximately $892,000 and $318,000 of revenue from contract research and government grants and engineering review services, respectively. As of November 13, 2017, the Company had cash and cash equivalents of $4.7 million which the Company believes is sufficient to fund its current operations through December 2017. As a result, the Company will need to obtain additional capital to fund operations past that date. The Company is actively managing and controlling the Company’s cash outflows to mitigate these risks; these matters raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company had $4.7 million of cash and cash equivalents on hand as of November 13, 2017 to fund its business.

There is no assurance that the Company’s projections and estimates are accurate. The Company’s primary sources of funds for operations since inception have been private placements of equity securities, note financings and grants. The Company needs to obtain additional capital to accomplish its business plan objectives and will continue its efforts to secure additional funds. However, the amount of funds raised, if any, may not be sufficient to enable the Company to attain profitable operations. To the extent that the Company is unsuccessful in obtaining additional financing, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Note 2. Going Concern and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2017, the Company had working capital of $8.7 million and an accumulated deficit of $15.8 million. Since inception, the Company has recorded approximately $892,000 of revenue from contract research and government grants. As of June 30, 2017, the Company had cash and cash equivalents of $9.6 million which the Company believes is sufficient to fund its current operations through December 2017. As a result, we will need to obtain additional capital through the sale of additional equity securities, debt and additional grants, or otherwise, to fund operations past that date. The Company is actively managing and controlling the Company’s cash outflows to mitigate these risks, these matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company had $6.7 million of cash and cash equivalents on hand as of September 8, 2017 to fund its business.

There is no assurance that the Company’s projections and estimates are accurate. The Company’s primary sources of funds for operations since inception have been private equity, note financings and grants. The Company needs to obtain additional capital to accomplish its business plan objectives and will continue its efforts to secure additional funds through issuance of debt or equity instruments and/or receipts of grants as appropriate. However, the amount of funds raised, if any, may not be sufficient to enable the Company to attain profitable operations. To the extent that the Company is unsuccessful in obtaining additional financing, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.